Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Shareholders’ Equity

Note 10 – Shareholders’ Equity

Reverse Recapitalization

As described in Note 3, Business Combination and Reverse Recapitalization, all historical equity data, including stock option data, in these consolidated financial statements has been retrospectively adjusted by the Exchange Ratio to reflect the reverse recapitalization that occurred on June 18, 2025.

Common Stock

As of December 31, 2025, the Company had authorized 300,000,000 shares of Common Stock, par value $0.0001 per share. As of December 31, 2025, 29,273,321 shares of Common Stock were issued and outstanding, and 270,726,679 shares of Common Stock were reserved for future issuance.